Share-based payments - Former Chief Executive Officer Grant - Long-Term Incentive Plan (LTIP) (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Thereof exercisable	0
Selling and distribution expenses	€ (82)
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Thereof exercisable	0
Number of share options granted	50,000
Selling and distribution expenses	€ 12,472	€ 4,736